SUMMARY PROSPECTUS November 29, 2019

AB Multi-Manager Select Retirement Allocation Fund

Ticker: Class A–TDAAX; Class C–TDACX; Advisor Class–TDAYX; Class R–TDARX;

Class K–TDAKX; Class I–TDAIX; Class Z–TDAZX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information (“SAI”), both dated November 29, 2019, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus, reports to shareholders and other information about the Fund, go to www.abfunds.com/go/prospectus, email a request to prorequest@alliancebernstein.com, call (800) 227-4618, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

PRO-0156-MMSRA-1119

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds—Sales Charge Reduction Programs for Class A Shares on page 79 of the Fund’s Prospectus, in Appendix B—Financial Intermediary Waivers of the Fund’s Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 113 of the Fund’s SAI.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Advisor Class Shares	Class R, K, I and Z Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None(a)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(a)	None(a)	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C		Advisor Class	Class R		Class K	Class I	Class Z
Management Fees	.15%	.15%		.15%	.15%		.15%	.15%	.15%

Distribution and/or Service (12b-1) Fees	.25%	.25%	(b)	None	.25%	(b)	.25%	None	None

Other Expenses
Transfer Agent	1.44%	1.45%		1.42%	.17%		.19%	.12%	.02%
Other Expenses	2.23%	2.24%		2.29%	2.26%		2.23%	2.25%	2.09%

Total Other Expenses	3.67%	3.69%		3.71%	2.43%		2.42%	2.37%	2.11%

Acquired Fund Fees and Expenses (Underlying Funds)(c)	.44%	.44%		.44%	.44%		.44%	.44%	.44%

Total Annual Fund Operating Expenses	4.51%	4.53%		4.30%	3.27%		3.26%	2.96%	2.70%

Fee Waiver and/or Expense Reimbursement(d)	(3.60)%	(3.62)%		(3.64)%	(2.36)%		(2.35)%	(2.30)%	(2.04)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.91%	.91%		.66%	.91%		.91%	.66%	.66%

(a)

As described below under “Purchase and Sale of Fund Shares”, initial sales charges and contingent deferred sales charges (“CDSC”) are being waived in light of the pending liquidation of the Fund. Absent the waiver of these charges, the maximum initial sales charge imposed on purchases of Class A shares would be 4.25%; certain purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, would be subject to a 1%, 1-year CDSC; and purchases of Class C shares would be subject to a 1%, 1-year CDSC. Class C shares automatically convert to Class A shares after ten years.

(b)

Restated to reflect current fees in connection with the pending liquidation of the Fund (as described below under “Purchase and Sale of Fund Shares”). The Fund’s Board of Directors has limited the Fund’s distribution and/or service (Rule 12b-1) fees to an annual rate not in excess of .25%. Absent this limitation, Class C shares and Class R shares would be subject to 12b-1 fees of 1.00% and .50%, respectively.

(c)

Acquired Fund Fees and Expenses include interest expense and certain costs related to short sales of the Underlying Funds. Without such expenses included, Acquired Fund Fees and Expenses would be .36%, and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement would be .83%, .83%, .58%, .83%, .83%, .58% and .58% of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares.

(d)

The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund until November 30, 2020 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding .47%, ..47%, .22%, .47%, .47%, .22% and .22% of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares (“expense limitations”). The expense limitations will remain in effect until November 30, 2020 and will continue thereafter from year to year unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver is in effect only for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
After 1 Year	$514	$93	$67	$93	$93	$67	$67

After 3 Years	$1,417	$1,040	$971	$785	$783	$698	$644

After 5 Years	$2,330	$1,997	$1,887	$1,502	$1,498	$1,354	$1,247

After 10 Years	$4,650	$4,427	$4,235	$3,405	$3,397	$3,116	$2,881

Portfolio Turnover

The Fund (or an Underlying Fund) pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate (which does not reflect purchases and sales of securities by the Underlying Funds) was 58% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. To achieve its investment objective, the Fund focuses its investments while minimizing short term risks on a combination of AB Mutual Funds and mutual funds and exchange-traded funds, or ETFs, managed by unaffiliated third parties (“Underlying Funds”) representing a variety of asset classes and investment styles. The Fund invests in the Underlying Funds in accordance with its current asset mix. In order to implement the Fund’s investment strategies, Morningstar Investment Management LLC (“Morningstar”), the Fund’s sub-adviser, selects Underlying Funds within each asset class for investment by the Fund from among AB Mutual Funds and funds offered by other fund complexes that have entered into a participation agreement or similar arrangement with the Fund. The Adviser has directed Morningstar to normally select Underlying Funds so that 10% to 50% of the Fund’s net assets is invested in AB Mutual Funds. ETFs will normally represent a significant portion of the Fund’s investments, and these ETFs are typically passive vehicles intended to track the performance of particular securities indices rather than actively-managed funds.

The Fund is managed according to a conservative asset allocation, and although the Adviser may vary the relative weightings of the Fund’s asset classes as described below, the portfolio allocation will not necessarily become more conservative over time. The Fund allocates its investments in Underlying Funds that invest in the following asset classes: traditional equity securities, defensive equity securities, equity diversifiers, inflation sensitive instruments, fixed-income diversifiers, core fixed-income securities and short duration fixed-income securities (including high yield bonds or “junk bonds”). For these purposes, inflation sensitive instruments include investments in funds focused on real estate securities, commodities and inflation-indexed securities, fixed-income diversifiers include investments in funds engaged in certain alternative strategies that seek reduced volatility and low correlation with fixed-income markets such as market neutral funds, short duration fixed-income securities include investments in funds focused on minimizing risk of loss by maintaining average maturities of three years or less, defensive equity securities include investments in funds focusing on low volatility equities and other equity strategies emphasizing high-quality cash flows and dividends, and equity diversifiers include investments in funds engaged in certain alternative strategies that seek reduced volatility and limited correlation with equity markets such as equity long/short funds. The Fund may also invest directly in investments within each asset class. The Fund invests significantly in fixed-income securities and short-term bonds. Each Underlying Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps, in an effort to earn income, to gain or adjust exposure to individual securities or markets, or to protect all or a portion of the Underlying Fund’s portfolio from a decline in value.

The Fund’s target asset mix is approximately 26.5% core fixed-income securities, 24.0% short duration fixed-income securities, 16.8% inflation sensitive instruments, 15.5% traditional equity securities, 10.2% defensive equity securities, 5.0% fixed-income diversifiers and 2.0% equity diversifiers. The Fund’s investments in fixed-income and equity asset classes may include Underlying Funds investing in U.S. and non-U.S. securities. The Adviser will cause the relative weightings of the Fund’s asset classes to vary from the target asset mix in light of market conditions and forecasts, but usually by not more than plus/minus 10%. Appreciation and/or depreciation of the Underlying Funds representing various asset classes may cause the relative weightings to vary by more than 10%, and during adverse market conditions the Adviser may cause the relative weightings to be more than 10% more conservative than the typical asset mix for that point in time.

In making asset allocation decisions, the Adviser uses its proprietary dynamic asset allocation process (“DAA”). DAA comprises a series of analytical and forecasting tools employed by the Adviser to gauge fluctuations in the risk/return profile of various asset classes. DAA will aim to adjust the Fund’s investment exposure in changing market conditions and thereby reduce overall portfolio volatility by mitigating the effects of market fluctuations, while preserving consistent long-term return potential. For example, the Adviser may seek to reduce the Fund’s risk exposure to one or more asset classes when DAA suggests that market risks relevant to those asset classes are rising but return opportunities are declining. The Adviser expects to pursue this process for the Fund primarily by adjusting Underlying Fund investments.

PRINCIPAL RISKS

The value of your investment in the Fund will change with changes in the values of the Fund’s investments in the Underlying Funds. There is no assurance that the Fund will provide an investor with adequate income at or through retirement.

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Market Risk: The value of the Fund’s investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the stock market generally.

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Allocation Risk: The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value (“NAV”) when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. Subjective decisions made by the Adviser and/or Morningstar may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The limited universe of Underlying Funds and the requirement that a specified percentage of Fund assets be invested in AB Mutual Funds as noted above may adversely affect Fund performance.

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Interest Rate Risk: Changes in interest rates will affect the value of the Fund’s investments in Underlying Funds that invest in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

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Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments by Underlying Funds in fixed-income securities with lower ratings are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

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High Yield Debt Security Risk: Investments in fixed-income securities with ratings below investment grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally, and may be more difficult to trade than other types of securities.

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Inflation Risk: This is the risk that the value of assets or income from the Fund’s investments in the Underlying Funds will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Fund’s assets can decline as can the value of that Underlying Fund’s distributions.

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Foreign (Non-U.S.) Risk: Investments in non-U.S. issuers by Underlying Funds may involve more risk than investments in U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

•	Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

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Capitalization Risk: Investments in small- and mid-capitalization companies by Underlying Funds tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

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Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk.

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Leverage Risk: Borrowing money or other leverage may make an Underlying Fund’s investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Fund may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

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Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies.

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Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser and Morningstar will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that their techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over the life of the Fund; and

•	how the Fund’s average annual returns for one year and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund’s website at www.abfunds.com (click on “Investments—Mutual Funds”).

The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Bar Chart

The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2019, the year-to-date unannualized return for Class A shares was 8.20%.

During the period shown in the bar chart, the Fund’s:

Best Quarter was up 2.60%, 1st quarter, 2017; and Worst Quarter was down -3.45%, 4th quarter, 2018.

Performance Table

Average Annual Total Returns

(For the periods ended December 31, 2018)

		1 Year	Since Inception*
Class A**	Return Before Taxes	-7.49%	1.20%

	Return After Taxes on Distributions	-8.22%	.92%

	Return After Taxes on Distributions and Sale of Fund Shares	-4.00%	.90%
Class C	Return Before Taxes	-4.99%	1.49%
Advisor Class	Return Before Taxes	-3.23%	2.49%
Class R	Return Before Taxes	-3.63%	1.99%
Class K	Return Before Taxes	-3.36%	2.27%
Class I	Return Before Taxes	-3.18%	2.48%
Class Z	Return Before Taxes	-3.13%	2.51%
S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)		-2.54%	2.87%

*	Inception date: 12/15/2014.

**	After-tax returns:

–	Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

–

Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

AllianceBernstein L.P. is the investment adviser for the Fund. The Adviser may hire and terminate sub-advisers in accordance with the terms of an exemptive order received from the Securities and Exchange Commission. The exemptive order permits the Adviser, subject to the supervision and approval by the Board of Directors of the Fund, to enter into sub-advisory agreements with sub-advisers, and to materially amend or terminate those agreements, in each case without seeking the approval of the Fund’s shareholders. The sub-advisers will not be affiliated with the Adviser. The initial shareholder of the Fund approved the Fund’s operation in this manner and reliance by the Fund on this exemptive relief.

The Adviser has retained Morningstar as sub-adviser to select Underlying Funds within each asset class.

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Daniel J. Loewy	Since 2014	Senior Vice President of the Adviser

Christopher H. Nikolich	Since 2014	Senior Vice President of the Adviser

The following table lists the Morningstar personnel who are primarily responsible for selecting Underlying Funds within each asset class for investment by the Fund:

Employee	Length of Service	Title
Brian Huckstep	Since 2014	Portfolio Manager for the registered investment adviser subsidiaries of Morningstar, Inc.

PURCHASE AND SALE OF FUND SHARES

At a meeting held on November 4-6, 2019, the Fund’s Board of Directors (the “Board”) approved the liquidation and termination of the Fund. The Fund has suspended sales of its shares to direct investors pending the completion of the liquidation and the payment of one or more liquidating distributions to the Fund’s shareholders. In the case of sales to certain retirement plans and sales made through retail omnibus platforms, however, the Fund will continue to offer its shares although without an initial sales charge. The Fund expects to make its liquidating distribution or distributions on or shortly after June 26, 2020.

In connection with the liquidation, the Board approved a limitation to the Fund’s distribution and/or service (Rule 12b-1) fees so that no class of shares of the Fund pays such fees at an annual rate in excess of 0.25%. The Board also approved the waiver of contingent deferred sales charges (“CDSCs”) upon redemption of the Fund’s shares on or after November 12, 2019. This CDSC waiver will also apply to redemptions of shares of other AB Mutual Funds that are acquired through exchange of the Fund’s shares on or after November 12, 2019.

Shareholders may redeem shares of the Fund, and may exchange shares of the Fund for shares of the same class of other AB Mutual Funds, until June 23, 2020. Shareholders should be aware that the Fund will convert its assets to cash and/or cash equivalents approximately 1-2 weeks before the liquidating distributions are made to shareholders. After the Fund converts its assets to cash, the Fund will no longer pursue its stated investment objective or engage in any business activities except for the purposes of winding up its business and affairs, preserving the value of its assets, paying its liabilities, and distributing its remaining assets to shareholders.

Purchase Minimums

The following table describes the initial and subsequent minimum purchase amounts for each class of shares, which are subject to waiver in certain circumstances.

	Initial	Subsequent
Class A/Class C shares, including traditional IRAs and Roth IRAs	$2,500	$50
Automatic Investment Program	None	$50 If initial minimum investment is less than $2,500, then $200 monthly until account balance reaches $2,500
Advisor Class shares (only available to fee-based programs or through other limited arrangements and certain commission-based brokerage arrangements)	None	None
Class A, Class R, Class K, Class I and Class Z shares are available at NAV, without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans and, for Class Z shares, to persons participating in certain fee-based programs sponsored by a financial intermediary, where in each case plan level or omnibus accounts are held on the books of the Fund.	None	None

You may sell (redeem) your shares each day the New York Stock Exchange is open. You may sell your shares through your financial intermediary or by mail (AllianceBernstein Investor Services, Inc., P.O. Box 786003, San Antonio, TX 78278-6003) or telephone ((800)-221-5672).

TAX INFORMATION

The Fund may pay income dividends or make capital gains distributions, which may be subject to federal income taxes and taxable as ordinary income or capital gains, and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or a group retirement plan), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PRO-0156-MMSRA-1119